Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Cost		$ 84,966	$ 85,310
Impairment		(3,093)	(3,183)
Less: accumulated depreciation and amortization		(54,755)	(53,816)
Net book value		30,211	31,494
Net value of computer software included in furniture, fixture and equipment		26	26
Impairment of property, plant and equipment
Depreciation of property, plant and equipment		2,114	2,138	$ 2,135
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	$ 4,156	$ 4,156
Lease terms		50 years	50 years
Lease expiration period		Dec. 31, 2053	Dec. 31, 2053
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	$ 28,077	$ 28,077
Lease terms		50 years	50 years
Lease expiration period		Dec. 31, 2050	Dec. 31, 2050
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 32,233	$ 32,233
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost		38,839	39,424
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		11,642	11,559
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,513	1,540
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		3,832	3,737
Property Subject to Operating Lease [Member] | Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		8,831	8,831
Less: accumulated depreciation and amortization		(2,607)	(2,422)
Net book value		$ 6,224	$ 6,409

[1]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2019, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.
[2]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.